Segment Information - Schedule of Disaggregated Information of Revenues by Regions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	$ 142,072,586	$ 97,534,701	$ 77,444,155
Total long-lived assets	1,185,699	2,103,277
Singapore [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	71,202,860	58,145,593	42,569,909
Total long-lived assets	954,399	1,751,850
Hong Kong [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	53,720,233	32,696,502	25,963,383
Total long-lived assets	19,118	136,784
China [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	12,626,821
Malaysia [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	4,522,672	6,692,606	$ 8,910,863
Total long-lived assets	151,171	$ 214,644
Others [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total long-lived assets	$ 61,011